Segment information (Tables)	12 Months Ended
Jun. 30, 2023
Schedule of Group's lines of business and a reconciliation between the results from operations as per segment information
	06.30.2023
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	72,303	(453)	17,435	-	89,285
Costs	(13,251)	198	(17,751)	-	(30,804)
Gross profit / (loss)	59,052	(255)	(316)	-	58,481
Net loss from fair value adjustment of investment properties	(51,180)	2,035	-	-	(49,145)
General and administrative expenses	(19,438)	67	-	52	(19,319)
Selling expenses	(4,538)	27	-	-	(4,511)
Other operating results, net	(7,284)	(25)	166	(52)	(7,195)
Loss from operations	(23,388)	1,849	(150)	-	(21,689)
Share of profit of associates and joint ventures	3,889	(1,267)	-	-	2,622
Segment loss	(19,499)	582	(150)	-	(19,067)
Reportable assets	635,002	(3,588)	-	80,198	711,612
Reportable liabilities (i)	-	-	-	(324,337)	(324,337)
Net reportable assets	635,002	(3,588)	-	(244,139)	387,275
	06.30.2022
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	55,174	(502)	14,496	-	69,168
Costs	(11,498)	196	(14,817)	-	(26,119)
Gross profit / (loss)	43,676	(306)	(321)	-	43,049
Net gain / (loss) from fair value adjustment of investment properties	26,576	2,851	-	-	29,427
General and administrative expenses	(11,484)	57	-	50	(11,377)
Selling expenses	(4,834)	12	-	-	(4,822)
Other operating results, net	61	-	120	(50)	131
Profit / (loss) from operations	53,995	2,614	(201)	-	56,408
Share of profit of associates and joint ventures	1,005	(1,769)	-	-	(764)
Segment profit / (loss)	55,000	845	(201)	-	55,644
Reportable assets	702,440	(4,180)	-	105,407	803,667
Reportable liabilities (i)	-	-	-	(437,767)	(437,767)
Net reportable assets	702,440	(4,180)	-	(332,360)	365,900

	06.30.2021
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	35,754	(179)	10,415	(110)	45,880
Costs	(12,214)	247	(11,237)	-	(23,204)
Gross profit / (loss)	23,540	68	(822)	(110)	22,676
Net (loss) / gain from fair value adjustment of investment properties	(27,040)	(429)	-	-	(27,469)
General and administrative expenses	(10,885)	48	-	170	(10,667)
Selling expenses	(5,338)	71	-	-	(5,267)
Other operating results, net	(551)	(71)	378	(60)	(304)
(Loss) / profit from operations	(20,274)	(313)	(444)	-	(21,031)
Share of (loss) / profit of associates and joint ventures	(14,102)	(1,381)	-	-	(15,483)
Segment (loss) / profit	(34,376)	(1,694)	(444)	-	(36,514)
Reportable assets	724,290	(5,348)	-	68,624	787,566
Reportable liabilities (i)	-	-	-	(495,128)	(495,128)
Net reportable assets	724,290	(5,348)	-	(426,504)	292,438

Schedule of lines of business of groups operations center
	06.30.2023
	Shopping Malls	Offices	Sales and developments	Hotels	Others (i)	Total
Revenues	47,438	4,584	4,382	14,964	935	72,303
Costs	(3,213)	(379)	(1,333)	(7,580)	(746)	(13,251)
Gross profit	44,225	4,205	3,049	7,384	189	59,052
Net loss from fair value adjustment of investment properties	(11,169)	(4,546)	(35,352)	-	(113)	(51,180)
General and administrative expenses	(6,682)	(745)	(2,560)	(3,275)	(6,176)	(19,438)
Selling expenses	(2,168)	(103)	(1,123)	(1,028)	(116)	(4,538)
Other operating results, net	(585)	(69)	(884)	(143)	(5,603)	(7,284)
Profit / (loss) from operations	23,621	(1,258)	(36,870)	2,938	(11,819)	(23,388)
Share of profit of associates and joint ventures	-	-	-	-	3,889	3,889
Segment profit / (loss)	23,621	(1,258)	(36,870)	2,938	(7,930)	(19,499)

Investment properties and trading properties	186,816	120,482	279,821	-	804	587,923
Investment in associates and joint ventures	-	-	-	-	28,698	28,698
Other operating assets	662	107	7,359	8,783	1,470	18,381
Reportable assets	187,478	120,589	287,180	8,783	30,972	635,002
	06.30.2022
	Shopping Malls	Offices	Sales and developments	Hotels	Others (i)	Total
Revenues	37,369	6,556	1,608	9,270	371	55,174
Costs	(3,223)	(632)	(1,253)	(5,295)	(1,095)	(11,498)
Gross profit / (loss)	34,146	5,924	355	3,975	(724)	43,676
Net gain / (loss) from fair value adjustment of investment properties	1,192	(11,622)	36,877	-	129	26,576
General and administrative expenses	(6,170)	(735)	(2,281)	(1,574)	(724)	(11,484)
Selling expenses	(1,826)	(168)	(1,988)	(733)	(119)	(4,834)
Other operating results, net	(306)	(50)	(103)	(127)	647	61
Profit / (loss) from operations	27,036	(6,651)	32,860	1,541	(791)	53,995
Share of profit of associates and joint ventures	-	-	-	-	1,005	1,005
Segment profit / (loss)	27,036	(6,651)	32,860	1,541	214	55,000

Investment properties and trading properties	197,838	147,020	307,225	-	927	653,010
Investment in associates and joint ventures	-	-	-	-	24,960	24,960
Other operating assets	645	5,469	6,433	9,018	2,905	24,470
Reportable assets	198,483	152,489	313,658	9,018	28,792	702,440
	06.30.2021
	Shopping Malls	Offices	Sales and developments	Hotels	Others (i)	Total
Revenues	18,814	9,488	2,740	3,256	1,456	35,754
Costs	(3,079)	(509)	(2,973)	(3,765)	(1,888)	(12,214)
Gross profit / (loss)	15,735	8,979	(233)	(509)	(432)	23,540
Net (loss) / gain from fair value adjustment of investment properties	(71,894)	19,592	25,131	-	131	(27,040)
General and administrative expenses	(5,062)	(1,478)	(2,510)	(1,506)	(329)	(10,885)
Selling expenses	(1,594)	(661)	(2,468)	(498)	(117)	(5,338)
Other operating results, net	(445)	(18)	(18)	(42)	(28)	(551)
(Loss) / profit from operations	(63,260)	26,414	19,902	(2,555)	(775)	(20,274)
Share of loss of associates and joint ventures	-	-	(57)	-	(14,045)	(14,102)
Segment (loss) / profit	(63,260)	26,414	19,845	(2,555)	(14,820)	(34,376)

Investment properties and trading properties	192,018	256,568	220,787	-	911	670,284
Investment in associates and joint ventures	-	-	-	-	31,495	31,495
Other operating assets	941	3,963	7,052	9,202	1,353	22,511
Reportable assets	192,959	260,531	227,839	9,202	33,759	724,290